Employee Benefit Plans - Schedule of Employee Stock Ownership Plan (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Allocated shares (in shares)	1,511	1,324
Unearned shares (in shares)	2,793	3,021
Total ESOP shares (in shares)	4,304	4,345
Fair value of unearned ESOP shares	$ 43,412	$ 47,757